Income Taxes - Significant Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 1,012	$ 832
Credits	8,903	7,522
Deferred rent	6	17
Other accrued liabilities	509	84
Depreciation	5	47
Share based compensation	2,336	0
Deferred interest	1,871	1,264
Total deferred tax assets	14,642	9,766
Deferred tax liabilities:
Other accrued liabilities	0	0
Depreciation	0	0
Total deferred tax liabilities	0	0
Valuation allowance	14,642	9,766
Net deferred tax liability	$ 0	$ 0